Derivative Financial Instruments - Schedule of current and potential exposure, aggregated by credit rating and derivative financial instruments (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Current [member] | A [member]
Disclosure of credit risk exposure [line items]
Maximum Credit Exposure by term in Pemex Industrial Transformation	$ 27
Current [member] | A - [member]
Disclosure of credit risk exposure [line items]
Maximum Credit Exposure by term in Pemex Industrial Transformation	541
Current [member] | BBB + [member]
Disclosure of credit risk exposure [line items]
Maximum Credit Exposure by term in Pemex Industrial Transformation	25
Less than 1 year [member] | A [member]
Disclosure of credit risk exposure [line items]
Maximum Credit Exposure by term in Pemex Industrial Transformation	27
Less than 1 year [member] | A - [member]
Disclosure of credit risk exposure [line items]
Maximum Credit Exposure by term in Pemex Industrial Transformation	541
Less than 1 year [member] | BBB + [member]
Disclosure of credit risk exposure [line items]
Maximum Credit Exposure by term in Pemex Industrial Transformation	25
One to Three Year [member] | A - [member]
Disclosure of credit risk exposure [line items]
Maximum Credit Exposure by term in Pemex Industrial Transformation	306
One to Three Year [member] | BBB + [member]
Disclosure of credit risk exposure [line items]
Maximum Credit Exposure by term in Pemex Industrial Transformation	$ 1